Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of Related Party Payments
	December 31,	December 31,	December 31,
	2021	2020	2019

Professional fees	$60,000	$65,000	$276,491
Salaries and benefits (1)	450,522	101,200	404,800
Share-based payments	1,551,850	1,471,300	768,020
Directors’ fees	102,500	70,000	70,000
Total	$2,164,872	$1,707,500	$1,519,311

(1)	Effective May 1, 2019, the Chairman has deferred payment of his salary of $8,000 per month. The Company owes $256,000 to the Chairman as at December 31, 2021 (2020 - $160,000; 2019 - $64,000), which is recorded in accounts payable.